24 Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity
24	Equity

(a)        Share capital

As of December 31, 2020, and 2019, the authorized, subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2020		December 31, 2019
	Number of shares	%	Number of shares	%
State Department of Finance (1)	343,507,729	50.26	343,524,285	50.26
Other shareholders
In Brazil (2)	254,868,646	37.29	236,161,929	34.55
Abroad (3) (4)	85,133,494	12.45	103,823,655	15.19

	683,509,869	100.00	683,509,869	100.00

(1)	There is a lawsuit with a mandatory injunction filed under number 1051534-40.2019.8.26.0053 pending at the 7th Tax Court of the City of São Paulo, pleading the unlawfulness of the disposal of shares owned by the Treasury Department of the São Paulo State to third parties, filed by Banco Bradesco S.A., the custodian and bookkeeping agent of the Company’s shares.

(2)	As of December 31, 2020, the common shares traded in Brazil were held by 40,399 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government

(3)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.

(4)	Each ADR corresponds to 1 share.

(b)       Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law. The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2020	2019	2018
Profit for the year	973,318	3,367,517	2,835,068
(-) Legal reserve - 5%	48,666	168,376	141,755

	924,652	3,199,141	2,693,313

Minimum mandatory dividend – 25%	231,163	799,785	673,328
Dividend per share and per ADS	0.33820	1.17012	0.9851

On April 28, 2020, the Shareholders’ General Meeting approved the distribution of dividends as interest on capital amounting to R$ 141,203, for the 2019 fiscal year. Therefore, the amount of R$ 80,973 related to the surplus minimum mandatory dividends of 25%, set forth in the Bylaws, recorded in the 2019 equity under “Additional proposed dividends” was transferred to current liabilities. These amounts started being paid in May 2020.

The Company proposed dividends as interest on capital ad referendum of the Annual Shareholders’ Meeting of 2021, in the amount of R$ 231,163 (R$ 799,785 in 2019) and additional proposed dividends in the amount of R$ 40,806 (R$ 141,203 in 2019), totaling R$ 271,969 (R$ 940,988 in 2019), corresponding to R$ 0.3979 per common share (R$ 1.3767 in 2019), to be resolved on the Shareholders’ Meeting to be held on April 29, 2021. The amount exceeding the minimum mandatory dividend due in the year of R$ 40,806 (R$ 141,203 in 2019) was reclassified into equity to the “Additional proposed dividends” account, this amount includes the withholding income tax of R$ 14,430 (R$ 60,230 in 2019).

The Company charged interest on capital to minimum dividends by its net withholding income tax. The amount of R$ 14,430 (R$ 60,230 in 2019) referring to withholding income tax was recognized in current liabilities, in order to comply with tax liabilities related to the credit of interest on capital.

The balance payable of interest on capital as of December 31, 2020 of R$ 231,611 (R$ 800,352 in 2019) refers to the amount of R$ 231,163 (R$ 799,785 in 2019) declared in 2020, net of withholding income tax and R$ 448 declared in prior years (R$ 567 in 2019).

(c)        Legal reserve

Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends.

(d)       Investments reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2020 and 2019, the balance of investment reserve totaled R$ 6,751,258 and R$ 6,098,575, respectively.

Pursuant to paragraph four of article 28 of the by-laws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of profit for the year, after deducting the legal reserve and minimum mandatory dividends, be allocated to an investment reserve that will comply with the following criteria:

I-	its balance, jointly with the balance of the other earnings reserves, except for reserves for contingencies and realizable profits, may not exceed the capital stock;
II-	the reserve is intended to guarantee the investment plan and its balance may be used:

a)       to absorb losses, whenever necessary;

b)       to distribute dividends, at any moment;

c)       in share redemption, reimbursement or purchase transactions authorized by law;

d)       in incorporation to the capital stock.

(e)       Allocation of the profit for the year

		2020	2019	2018
Profit
(+)	Profit for the year	973,318	3,367,517	2,835,068
(-)	Legal reserve – 5%	48,666	168,376	141,755
(-)	Minimum mandatory dividends	231,163	799,785	673,328
(-)	Additional proposed dividends	40,806	141,203	118,859
Investment reserve recorded		652,683	1,901,126	2,258,153

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$ 652,683 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(f)       Retained earnings

Retained earnings (accumulated losses): the statutory balance of this account is zero as all retained earnings must be distributed or allocated to an earnings reserve.

(g)        Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of the effects of income tax and social contribution effects. See Note 21 (b), the breakdown of amounts recorded in 2020 and 2019.

	G1 plan	G0 plan	Total

Balance as of December 31, 2019	105,254	(1,017,408)	(912,154)
Actuarial gains/(losses) for the year (Note 21 (b))	(10,179)	521,331	511,152
Balance as of December 31, 2020	95,075	(496,077)	(401,002)